Property and Equipment - Summary of Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Computer equipment	$ 99,556	$ 111,196
Furniture and fixtures	21,303	21,303
Leasehold improvements	7,112	35,897
Property and equipment gross	127,971	168,396
Less accumulated depreciation and amortization	108,649	139,885
Total	$ 19,322	$ 28,511